Schedule of Increase in the Valuation Allowance (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net loss per common share
Tax Expense at statutory federal rate of 21%				$ (5,392,727)	$ (3,239,371)
State income taxes, net of federal income tax benefit				60,000	23,364
Foreign Rate Differential				318
Permanent Differences				1,203,361	37,919
Change in Valuation Allowance				4,189,048	3,201,452
Income tax expense (benefit)	$ 4,150		$ 8,300	$ 60,000	$ 23,364	$ 1,653,067